Employee Benefits (Details) - Projected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Projected Benefit Payments [Abstract]
2016	$ 29,000
2017	23,000
2018	18,000
2019	12,000
2020	10,000
2021	2,000
Total	$ 94,000